Share-Based Compensation - Summary of Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	28,244,623
Number of options, Granted	7,888,864
Number of options, Exercised	(6,349,148)
Number of options, Forfeited	(500,386)
Number of options, Outstanding ending balance	29,283,953	28,244,623
Number of options, Exercisable	15,275,055
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0157
Weighted average exercise price per option, Granted	0.0002
Weighted average exercise price per option, Exercised	0.0133
Weighted average exercise price per option, Forfeited	0.0002
Weighted average exercise price per option, Outstanding ending balance	0.0123	$ 0.0157
Weighted average exercise price per option, Exercisable	$ 0.0234
Weighted average remaining contractual term options outstanding	7 years 3 months 7 days	6 years 4 months 24 days
Weighted average remaining contractual life, Exercisable	5 years 9 months 29 days
Aggregated intrinsic value, Outstanding beginning balance	$ 101,402	$ 126,375
Aggregated intrinsic value, Exercisable	$ 52,724
Options classified as Equity Awards [Member] | 2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	4,621,016
Number of options, Granted	46,000
Number of options, Repurchased	(393,457)
Number of options, Forfeited	(461,258)
Number of options, Outstanding ending balance	3,812,301	4,621,016
Number of options, Exercisable	3,079,483
Weighted average exercise price per option, Outstanding beginning balance	$ 1.4607
Weighted average exercise price per option, Granted	$ 0.0001
Weighted average exercise price per option, Repurchased	0.993
Weighted average exercise price per option, Forfeited	$ 0.1361
Weighted average exercise price per option, Outstanding ending balance	1.6516	$ 1.4607
Weighted average exercise price per option, Exercisable	$ 2.0289
Weighted average remaining contractual term options outstanding	5 years 8 months 8 days	6 years 6 months 29 days
Weighted average remaining contractual life, Exercisable	5 years 14 days
Aggregated intrinsic value, Outstanding beginning balance	$ 0	$ 0
Aggregated intrinsic value, Exercisable	$ 0